PGOF-P19 01/25

SUPPLEMENT DATED JANUARY 28, 2025

TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULES A AND B

Effective January 31, 2025, the following changes are made to each fund’s Summary Prospectus, Prospectus and SAI:

1)	The following footnote is added to all references to Katherine Collins in each fund’s Summary Prospectus, Prospectus and SAI:

* Ms. Collins is anticipated to retire and step down as a member of the fund’s portfolio management team on or about December 31, 2025.

2)	The following is added to the section titled “Your fund’s management –Portfolio managers” in each fund’s Summary Prospectus and Prospectus:

Rob Forker
Portfolio Manager, portfolio manager of the fund since January 2025.

3)	The following is added to the section titled “Who oversees and manages the fund? – Portfolio managers” in the Prospectus of each fund listed in Schedule A and to the section titled “Fund Management – Portfolio Managers” in the Prospectus of each fund listed in Schedule B:
Portfolio managers	Joined fund	Employer	Positions over past five years
Rob Forker	January 2025	Putnam Management 2024 – Present Polen Capital 2018 – 2023	Portfolio Manager Portfolio Manager and Analyst

4)	The following is added to the table in the section titled “PORTFOLIO MANAGERS – Other accounts managed” in each fund’s SAI:

Portfolio managers	Other SEC-registered open-end and closed-end funds		Other accounts that pool assets from more than one client		Other accounts (including separate accounts, managed account programs and single-sponsor defined contribution plan offerings)
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Rob Forker*	None	None	None	None	None	None

*Information is provided as of December 31, 2024.

5)	The following is added to the section titled “PORTFOLIO MANAGERS – Ownership of securities” in each fund’s SAI:

Portfolio managers	Dollar range of shares owned
Rob Forker*	None
*Information is provided as of December 31, 2024

Schedule A

Putnam Sustainable Future Fund
Putnam Sustainable Leaders Fund
Putnam VT Sustainable Future Fund
Putnam VT Sustainable Leaders Fund

Schedule B

Putnam Sustainable Future ETF
Putnam Sustainable Leaders ETF

Shareholders should retain this Supplement for future reference.